Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Tuttle Capital Meme Stock Income Blast ETF
Shareholder Report [Line Items]
Fund Name	Tuttle Capital Meme Stock Income Blast ETF
Class Name	Tuttle Capital Meme Stock Income Blast ETF
Trading Symbol	MEMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tuttle Capital Meme Stock Income Blast ETF for the period of January 20, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.incomeblastetfs.com/etf/memy or (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.incomeblastetfs.com/etf/memy
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Meme Stock Income Blast ETF	$43¹	0.99%²
¹	Costs are for the period of January 20, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 43	[1]
Expense Ratio, Percent	0.99%	[2]
Net Assets	$ 880,972
Holdings Count | Holdings	96
Advisory Fees Paid, Amount	$ 3,348
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$880,972
Number of Holdings	96
Total Net Advisory Fee	$3,348
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Portfolio Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
US Treasury Bill 09/03/2026	75.45%
ARK Innovation ETF	2.47%
Ambarella, Inc.	2.29%
Penguin Solutions, Inc.	2.28%
VanEck Semiconductor ETF	1.75%
Corning, Inc.	1.69%
Astera Labs, Inc.	1.63%
T1 Energy Inc.	1.47%
Ciena Corp.	1.28%
Tempus AI, Inc.	1.17%

Tuttle Capital UFO Disclosure ETF
Shareholder Report [Line Items]
Fund Name	Tuttle Capital UFO Disclosure ETF
Class Name	Tuttle Capital UFO Disclosure ETF
Trading Symbol	UFOD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tuttle Capital UFO Disclosure ETF for the period of February 5, 2026(inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.thetruthisoutthereufod.com/etfs/ufod or (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.thetruthisoutthereufod.com/etfs/ufod
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital UFO Disclosure ETF	$40¹	0.99%²
¹	Costs are for the period of February 5, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 40	[3]
Expense Ratio, Percent	0.99%	[4]
Net Assets	$ 3,130,824
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 7,308
Investment Company, Portfolio Turnover	35.28%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$3,130,824
Number of Holdings	60
Total Net Advisory Fee	$7,308
Portfolio Turnover Rate	35.28%

Holdings [Text Block]	Industry Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Amentum Holdings, Inc.	3.69%
Materion Corp.	3.43%
Space Exploration Technologies	2.97%
Ouster, Inc.	2.93%
Quanta Services, Inc.	2.78%
GE Vernova LLC	2.74%
Palantir Technologies Inc.	2.73%
Keysight Technologies, Inc.	2.59%
Coherent Corp.	2.57%
KLA Corp.	2.41%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.thetruthisoutthereufod.com/etfs/ufod.

Tuttle Capital Space Industry Income Blast ETF
Shareholder Report [Line Items]
Fund Name	Tuttle Capital Space Industry Income Blast ETF
Class Name	Tuttle Capital Space Industry Income Blast ETF
Trading Symbol	SPCI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tuttle Capital Space Industry Income Blast ETF for the period of March 12, 2026(inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.incomeblastetfs.com/etf/spci or (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.incomeblastetfs.com/etf/spci
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Space Industry Income Blast ETF	$36¹	0.99%²
¹	Costs are for the period of March 12, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 36	[5]
Expense Ratio, Percent	0.99%	[6]
Net Assets	$ 12,910,165
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 22,462
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$12,910,165
Number of Holdings	65
Total Net Advisory Fee	$22,462
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Portfolio Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
US Treasury Bill 09/03/2026	104.24%
Viasat, Inc.	2.55%
AST SpaceMobile, Inc.	2.11%
Rocket Lab Corp.	1.81%
Starfighters Space, Inc.	1.66%
Iridium Communications Inc.	1.66%
Satellogic, Inc.	1.56%
Redwire Corp.	1.43%
Spire Global, Inc.	1.31%
Planet Labs PBC	1.11%

[1]	Costs are for the period of January 20, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[2]	Annualized.
[3]	Costs are for the period of February 5, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[4]	Annualized.
[5]	Costs are for the period of March 12, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[6]	Annualized.